Other Assets - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous assets [abstract]
Other current assets	€ 2,101	€ 1,765	€ 1,968